One National Life Drive

Montpelier, VT 05604

July 29, 2014

VIA ELECTRONIC FILING

Division of Investment Management

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C.  20549

Re:                             Sentinel Group Funds, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), enclosed for the filing under the Securities Act of 1933 is a Registration Statement on Form N-14 relating to the proposed reorganizations of Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund with and into Sentinel Common Stock Fund, each a series of the Corporation.  The Registration Statement includes (1) a letter to shareholders, (2) questions and answers, (3) notice of special meetings, (4) preliminary combined joint proxy statement/prospectus and (5) forms of proxy cards in connection with the Special Meetings of Shareholders of Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, each a series of the Corporation, scheduled to be held November 14, 2014.  It is anticipated that a definitive joint proxy statement/prospectus will begin mailing to record date shareholders on or around September 12, 2014.

As indicated on the facing sheet of the Registration Statement, the Corporation proposes that the Registration Statement become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.  Please direct any communications relating to this filing to me at (802) 229-7410 or to Carol Whitesides of Sidley Austin LLP at (212) 839-7316.

Very truly yours,

/s/ Lisa Muller
Lisa Muller
Sr. Counsel

Enclosures